                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ------------------

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    QVT Financial LP
Address: 1177 Avenue of the Americas, 9th Floor,
         New York, New York 10036

Form 13F File Number: 28-11172

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Tracy Fu
Title:   Managing Member of QVT Financial GP LLC
         (General Partner of QVT Financial LP)
Phone:   (212) 705-8888

Signature, Place, and Date of Signing:


        /s/ Tracy Fu                    New York, NY         November 15, 2010
------------------------------          -------------        -----------------
        [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         70
Form 13F Information Table Value Total:    1807212
                                       (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

------------------------------------------------------------------------------------------------------------------------------------
       COLUMN 1              COLUMN 2          COLUMN 3   COLUMN 4           COLUMN 5           COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                  AMOUNT AND TYPE OF SECURITY                      VOTING AUTHORITY
                                                                  ---------------------------                     ------------------
                                                          VALUE   SHR OR                      INVESTMENT OTHER
    NAME OF ISSUER            TITLE OF CLASS   CUSIP     (x$1000) PRN AMT  SH/PRN  PUT/CALL   DISCRETION MANAGERS SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AKAMAI TECHNOLOGIES INC       NOTE 1.000%12/1  00971TAE1  28215   8679000   PRN               DEFINED             8679000   0    0
AMAG PHARMACEUTICALS INC      COM              00163U106  23708   1377596   SH                DEFINED             1377596   0    0
ANADYS PHARMACEUTICALS INC    COM              03252Q408  12681   6073052   SH                DEFINED             6073052   0    0
APOLLO GROUP INC              CL A             037604105  24135   470000    SH                DEFINED             470000    0    0
ARCELORMITTAL SA LUXEMBOURG   NOTE 5.000% 5/1  03938LAK0  20911   15500000  PRN               DEFINED             15500000  0    0
ARMOUR RESIDENTIAL REIT INC   *W EXP 11/07/201 042315119  0       1651796   SH                DEFINED             1651796   0    0
ASBURY AUTOMOTIVE GROUP INC   COM              043436104  42022   3143857   SH                DEFINED             3143857   0    0
AUTOMATIC DATA PROCESSING IN  COM              053015103  66682   1586531   SH                DEFINED             1586531   0    0
AUTONATION INC                COM              05329W102  56049   2410713   SH                DEFINED             2410713   0    0
BANK OF AMERICA CORPORATION   COM              060505104  35671   2722467   SH                DEFINED             2722467   0    0
BRF-BRASIL FOODS S A          SPONSORED ADR    10552T107  4472    287982    SH                DEFINED             287982    0    0
CARMAX INC                    COM              143130102  25374   910776    SH                DEFINED             910776    0    0
CEPHALON INC                  NOTE 2.000% 6/0  156708AP4  14606   10250000  PRN               DEFINED             10250000  0    0
CITIGROUP INC                 COM              172967101  68984   17642840  SH                DEFINED             17642840  0    0
CITIZENS REPUBLIC BANCORP IN  COM              174420109  8877    9851732   SH                DEFINED             9851732   0    0
CONOCOPHILLIPS                COM              20825C104  25057   436300    SH                DEFINED             436300    0    0
CYTOKINETICS INC              COM              23282W100  9285    3907787   SH                DEFINED             3907787   0    0
DIANA SHIPPING INC            COM              Y2066G104  7175    565000    SH                DEFINED             565000    0    0
DRYSHIPS INC.                 NOTE 5.000%12/0  262498AB4  21582   22500000  PRN               DEFINED             22500000  0    0
DYAX CORP                     COM              26746E103  5969    2518356   SH                DEFINED             2518356   0    0
E TRADE FINANCIAL CORP        COM NEW          269246401  49424   3392187   SH                DEFINED             3392187   0    0
EMPIRE RESORTS INC            NOTE 8.000% 7/3  292052AB3  4736    6231000   PRN               DEFINED             6231000   0    0
EXXON MOBIL CORP              COM              30231G102  13408   217000    SH                DEFINED             217000    0    0
FIRST SOLAR INC               COM              336433107  23569   159951    SH                DEFINED             159951    0    0
GENZYME CORP                  COM              372917104  25177   355654    SH                DEFINED             355654    0    0
GOLDMAN SACHS GROUP INC       COM              38141G104  52038   359926    SH                DEFINED             359926    0    0
GOLDMAN SACHS GROUP INC       COM              38141G104  20429   141300    SH      CALL      DEFINED             141300    0    0
HALOZYME THERAPEUTICS INC     COM              40637H109  15160   2184708   SH                DEFINED             2184708   0    0
HUMAN GENOME SCIENCES INC     NOTE 2.250%10/1  444903AK4  30413   15146000  PRN               DEFINED             15146000  0    0
HUMAN GENOME SCIENCES INC     NOTE 2.250% 8/1  444903AM0  4606    2500000   PRN               DEFINED             2500000   0    0
ILLUMINA INC                  NOTE 0.625% 2/1  452327AB5  49662   22000000  PRN               DEFINED             22000000  0    0
INFORMATICA CORP              NOTE 3.000% 3/1  45666QAB8  11717   6052000   PRN               DEFINED             6052000   0    0
INHIBITEX INC                 COM              45719T103  14894   9193753   SH                DEFINED             9193753   0    0
INTERMUNE INC                 NOTE 0.250% 3/0  45884XAC7  3019    3000000   PRN               DEFINED             3000000   0    0
INTERMUNE INC                 NOTE 5.000% 3/0  45884XAD5  1590    1500000   PRN               DEFINED             1500000   0    0
INTERMUNE INC                 COM              45884X103  59405   4361632   SH                DEFINED             4361632   0    0
ISHARES TR                    MSCI EMERG MKT   464287234  17908   400000    SH      PUT       DEFINED             400000    0    0
JPMORGAN CHASE & CO           COM              46625H100  99510   2614569   SH                DEFINED             2614569   0    0
MACROVISION CORP              NOTE 2.625% 8/1  555904AB7  9032    5000000   PRN               DEFINED             5000000   0    0
MASTERCARD INC                CL A             57636Q104  26344   117606    SH                DEFINED             117606    0    0
MEDIVATION INC                COM              58501N101  60256   4879055   SH                DEFINED             4879055   0    0
MOLECULAR INSIGHT PHARM INC   COM              60852M104  298     364581    SH                DEFINED             364581    0    0
OPTIMER PHARMACEUTICALS INC   COM              68401H104  10485   1203567   SH                DEFINED             1203567   0    0
PAPA JOHNS INTL INC           COM              698813102  7909    300161    SH                DEFINED             300161    0    0
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG   71654V101  26776   815848    SH                DEFINED             815848    0    0
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR    71654V408  21169   583650    SH                DEFINED             583650    0    0
PHARMASSET INC                COM              71715N106  37185   1403186   SH                DEFINED             1403186   0    0
POPULAR INC                   COM              733174106  13480   4648423   SH                DEFINED             4648423   0    0
PRIDE INTL INC DEL            COM              74153Q102  15249   518141    SH                DEFINED             518141    0    0
REGENERON PHARMACEUTICALS     COM              75886F107  35691   1302597   SH                DEFINED             1302597   0    0
ROWAN COS INC                 COM              779382100  30276   997226    SH                DEFINED             997226    0    0
SEANERGY MARITIME HLDGS CORP  *W EXP 09/24/201 Y73760111  0       598093    SH                DEFINED             598093    0    0
SPDR GOLD TRUST               GOLD SHS         78463V107  111896  874800    SH                DEFINED             874800    0    0
SPDR S&P 500 ETF TR           TR UNIT          78462F103  13947   122200    SH      PUT       DEFINED             122200    0    0
TAKE-TWO INTERACTIVE SOFTWAR  NOTE 4.375% 6/0  874054AA7  4792    4000000   PRN               DEFINED             4000000   0    0
TD AMERITRADE HLDG CORP       COM              87236Y108  36307   2248094   SH                DEFINED             2248094   0    0
THE9 LTD                      ADR              88337K104  7296    1479788   SH                DEFINED             1479788   0    0
TOP SHIPS INC                 COM NEW          Y8897Y305  1324    2132709   SH                DEFINED             2132709   0    0
TPC GROUP INC                 COM              89236Y104  52634   2792745   SH                DEFINED             2792745   0    0
TRANSOCEAN INC                NOTE 1.625%12/1  893830AU3  5005    5000000   PRN               DEFINED             5000000   0    0
TRANSOCEAN INC                NOTE 1.500%12/1  893830AW9  104617  108300000 PRN               DEFINED             108300000 0    0
TRANSOCEAN LTD                REG SHS          H8817H100  41246   641560    SH                DEFINED             641560    0    0
TRINA SOLAR LIMITED           SPON ADR         89628E104  13394   443812    SH                DEFINED             443812    0    0
UNITED THERAPEUTICS CORP DEL  NOTE 0.500%10/1  91307CAD4  30323   20000000  PRN               DEFINED             20000000  0    0
VERTEX PHARMACEUTICALS INC    COM              92532F100  17005   491900    SH      PUT       DEFINED             491900    0    0
WELLS FARGO & CO NEW          COM              949746101  40566   1615212   SH                DEFINED             1615212   0    0
WUHAN GENERAL GRP CHINA INC   COM              982569105  162     740891    SH                DEFINED             740891    0    0
XENOPORT INC                  COM              98411C100  18186   2557777   SH                DEFINED             2557777   0    0
XOMA LTD                      SHS NEW          G9825R206  2870    941068    SH                DEFINED             941068    0    0
ZIOPHARM ONCOLOGY INC         COM              98973P101  13372   3753652   SH                DEFINED             3753652   0    0
SUMMARY:
Total Number of Securities is 70
Total Value in 1000s is 1807212